SHARE BASED PAYMENTS (Details Narrative)	1 Months Ended	6 Months Ended
	Feb. 22, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 24, 2023 shares	Mar. 10, 2023 shares	Feb. 22, 2023 $ / shares
Statement [Line Items]
Estimated Life	10 years
Risk Free Interest Rate	3.37%
Expected Volatility	66.72%
Expected Dividend Yield	0.00%
Number Of Options Granted	20,655
Options Exrecisable Price | $ / shares					$ 6.29
Fair Market Value Of Options | $	$ 72,541
Weighted Average Share Price | $ / shares	$ 6.29
Share Based Compensation | $		$ 309,893
Number Of Share Vested	5,164
Restricted Stock Units RSU [Member]
Statement [Line Items]
Number Of Options Granted	20,655			46,703
Number Of Share exercised			46,083
Number Of Share cancelled			620
Number Of Share Vested	5,164
Recognized expense | $		$ 572,492
Aggregate issuance of common stock		1,067,147